OTHER RECEIVABLES, NET	12 Months Ended
Jun. 30, 2022
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 6. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Third Party	RMB	RMB	U.S. Dollars
Business advances to officers and staffs (A)	¥957,277	¥1,441,807	$215,268
Deposits for projects	1,982,987	3,259,236	486,619
VAT recoverable	3,562,295	437,095	65,260
Others	1,469,949	2,547,520	380,356
	7,972,508	7,685,658	1,147,503
Less: Long term portion (B)	(114,679)	(1,564,381)	(233,569)
Allowance for credit losses	(918,153)	(619,444)	(92,486)
Other receivable - current portion	¥6,939,676	¥5,501,833	$821,448
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Provision for credit losses of other receivables was ¥67,312 for the year ended June 30, 2020. Net recovery of credit losses of other receivables was ¥187,161 and ¥294,644 ($43,992) for the years ended June 30, 2021 and 2022, respectively.

Movement of allowance for credit losses is as follows:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Beginning balance	¥1,529,036	¥918,153	$137,085
Balance acquired from FGS	151,689	—	—
Reversal of credit losses	(187,161)	(294,644)	(43,992)
Less: write-off	(575,411)	(4,065)	(607)
Ending balance	¥918,153	¥619,444	$92,486